Significant Accounting Policies (Policies)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Use of Estimates

Use of Estimates

The preparation of combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. The areas where significant estimates are used in the accompanying financial statements include the valuation of and related impairment recognition of long-lived assets, including intangibles and goodwill and settlements related to revenue and the revenue accrual. Actual results could differ from those estimates.

Use of Estimates

The preparation of combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. The areas where significant estimates are used in the accompanying financial statements include the valuation of and related impairment recognition of long-lived assets, including intangibles and goodwill and settlements related to revenue and the revenue accrual. Actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents and accounts receivable. The Company’s cash balances with individual banking institutions might be in excess of federally insured limits from time to time. The Company believes it is not exposed to any significant concentrations of credit risk from these financial instruments. The Company has not experienced any losses on its deposits of cash and cash equivalents.

HealthSun Health Plans (“HealthSun”) represented approximately 99% and 100% of the Company’s accounts receivable balance as of March 31, 2021 and December 31, 2020, respectively. HealthSun represented 83% and 95% of the Company’s revenues for the three months ended March  31, 2021 and 2020, respectively.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents and accounts receivable. The Company’s cash balances with individual banking institutions might be in excess of federally insured limits from time to time. The Company believes it is not exposed to any significant concentrations of credit risk from these financial instruments. The Company has not experienced any losses on its deposits of cash and cash equivalents. The Company’s concentration of credit risk in accounts receivable is limited by the diversity, geography and number of patients and payers.

HealthSun Health Plans (“HealthSun”) represented approximately 100% and 98% of the Company’s accounts receivable balance as of December 31, 2020 and 2019, respectively. HealthSun represented 90% and 99% of the Company’s revenues for the years ended December 31, 2020 and 2019, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The carrying value of these assets approximates fair value. At times, amounts on deposit may be in excess of the Federal Deposit Insurance Corporation (FDIC) limit.

Income Taxes

Income Taxes

All entities of the Company are organized as limited liability companies, or LLCs. As a result, the federal and state income tax consequences of the Company’s operations are the direct responsibility of the unitholders. We record uncertain tax positions on the basis of the two-step process in ASC 740 in which we 1) determine whether it is more likely than not that the tax position will be sustained on the basis of the merits of the position and 2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Income Taxes

All entities of the Company are organized as limited liability companies, or LLCs. As a result, the federal and state income tax consequences of the Company’s operations are the direct responsibility of the unitholders. We record uncertain tax positions on the basis of the two-step process in ASC 740 in which we 1) determine whether it is more likely than not that the tax position will be sustained on the basis of the merits of the position and 2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In October 2018, the FASB issued ASU 2018-17, Consolidation — Targeted Improvements to Related Party Guidance for Variable Interest Entities (Topic 810) (“ASU 2018-17”). ASU 2018-17 eliminates the requirement that entities consider indirect interests held through related parties under common control in their entirety when assessing whether a decision-making fee is a variable interest. Instead, the reporting entity will consider such indirect interests on a proportionate basis. ASU 2018-17 is effective for a public company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities are required to apply the adjustments in ASU 2018-17 retrospectively with a cumulative-effect adjustment to members’ equity at the beginning of the earliest period presented. Early adoption is permitted. The Company adopted the standard on January 1, 2021 with no material effect on its combined financial statements and related disclosures.

In August 2018, the FASB issued ASC 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure for Fair Value Measurement (“ASU 2018‑13”), which modifies  the disclosure requirements for fair value measurements. ASU 2018‑13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with partial early adoption permitted for eliminated disclosures. The method of adoption varies by the disclosure. The Company adopted the new guidance on January 1, 2020, noting no impact on its combined financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board issued Accounting Standards Update (ASU) 2014‑09, Revenue from Contracts with Customers (Topic 606) (ASU 2014‑09). ASU 2014‑09’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the organization expects to be entitled in exchange for those goods or services. ASU 2014‑09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company early adopted ASU 2014‑09 on January 1, 2018 as described herein.

ASU 2014‑09 requires entities to exercise more judgment and recognize revenue using a five-step process. The Company adopted ASU 2014‑09 using the modified retrospective method for all contracts effective January 1, 2018 and is applied individually to managed care contracts as explained in Note 3, and using a portfolio approach to group contracts with similar characteristics and analyze historical cash collections trends for other revenue sources. Modified retrospective adoption requires entities to apply the standard retrospectively to the most current period presented in the combined financial statements, requiring the cumulative effect of the retrospective application as an adjustment to the opening balance of members’ equity at the date of initial application. Prior periods have not been adjusted and no cumulative-effect adjustment in members’ equity was recorded. The impact of adopting ASU 2014‑09 did not have a significant impact on the Company’s combined balance sheet or combined statement of income.

The Company evaluated the nature, amount, timing and uncertainty of  revenue and cash flows using the five-step process provided within ASU 2014‑09. Revenue is primarily derived through capitated premium revenue under the payor agreement described herein.

In January 2017, the FASB issued ASU 2017‑01, Business Combinations, Clarifying the Definition of a Business to address acquisitions of assets being accounted for as acquisitions of businesses by acquirers.

A screen of the elements of a business was presented to aid in the determination of what constitutes a business. This ASU is effective for public business entities in annual periods beginning after December 15, 2017 including interim periods within those periods. We adopted the ASU on January 1, 2018.

In August 2018, the FASB issued ASC 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure for Fair Value Measurement (“ASU 2018‑13”), which modifies  the disclosure requirements for fair value measurements. ASU 2018‑13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with partial early adoption permitted for eliminated disclosures. The method of adoption varies by the disclosure. The Company adopted the new guidance on January 1, 2020, noting no impact on its combined financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017‑04, Simplifying the Test for Goodwill Impairment to eliminate Step 2 of the goodwill impairment test requiring procedures to determine the fair value of a reporting unit and assigning it to all of its assets and liabilities, which was time consuming and costly. The ASU is effective for public business entities in fiscal years beginning after December 15, 2019. We adopted the ASU on January 1, 2020 with no impact to our financial statements.

In March 2020, the FASB issued ASU 2020‑04, Reference Rate Reform in response to concerns about structural risks of interbank offering rates. The amendments apply to contracts, hedging relationships and other transactions that reference LIBOR or other reference rate expected to be discontinued. Because of reference rate reform, modifications of contracts within the scope of  Topics 310, Receivables and 470, Debt should be accounted for prospectively by adjusting the effective interest. Amendments in the update are effective for all entities as of March 12, 2020 through December 31, 2022. The Company has elected to apply the amendments for any contract modifications that are received for Topic 470, Debt, prospectively, effective with the interim period which begins January 1, 2020. The Company has not received any contract modifications and therefore has incurred no changes to its financial statements.

Deerfield Healthcare Technology Acquisitions Corp
Use of Estimates

Use of Estimates

The preparation of unaudited condensed financial statements in conformity with GAAP requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenue and expenses during the reporting period. Making estimates requires management to exercise significant judgment. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000, and investments held in Trust Account. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Investments Held in Trust Account

Investments Held in Trust Account

The Company's portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company's investments held in the Trust Account are classified as trading securities. Trading securities are presented on the condensed balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in net interest income from investments held in Trust Account in the accompanying unaudited condensed statement of operations. The estimated fair values of investments held in the Trust Account were determined using available market information.

Investments Held in the Trust Account

The Company's portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company's investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in net gain on investments, dividends and interest held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account were determined using available market information.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents in its operating account as of March 31, 2021 and December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had approximately $0.9 million in cash as of December 31, 2020.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

• Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets; and

• Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

• Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of March 31, 2021, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses, and franchise tax payable approximate their fair values due to the short-term nature of the instruments. The Company's investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in money market funds that comprise only U.S. Treasury securities and are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

• Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

• Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

• Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of December 31, 2020, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses, and franchise tax payable approximate their fair values due to the short-term nature of the instruments. The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in money market funds that comprise only U.S. Treasury securities and are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets.

Derivative Warrant Liabilities

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 5,791,667 common stock warrants issued in connection with its Initial Public Offering (2,875,000) and Private Placement (2,916,667) as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company's unaudited condensed statement of operations. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have subsequently been measured based on the listed market price of such warrants.

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15.  The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 5,791,667 common stock warrants issued in connection with its Initial Public Offering (2,875,000) and Private Placement (2,916,667) as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have subsequently been measured based on the listed market price of such warrants.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs consisted of legal, accounting, underwriting fees, and other costs incurred that were directly related to the Initial Public Offering and that were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1. Offering costs consisted of legal, accounting, underwriting fees, and other costs incurred that were directly related to the Initial Public Offering and that were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 "Distinguishing Liabilities from Equity." Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Shares of conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company's control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders' equity. The Company's Class A common stock feature certain redemption rights that are considered to be outside of the Company's control and subject to the occurrence of uncertain future events. Accordingly, as of March 31, 2021 and December 31, 2020, 11,628,162 and 10,697,997 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders' equity section of the Company's condensed balance sheets, respectively.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Shares of conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020, 10,697,997 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders' equity section of the Company's balance sheet.

Net Income Per Share

Net Income Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, "Earnings Per Share." Net income per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Share settlement of the Company's warrants to purchase an aggregate of 5,791,667 shares of Class A common stock at a price of $11.50 was presumed for the calculation of diluted earnings per share because it is more dilutive than the cash settlement alternative. Under this assumption, the contract is settled in common shares, and the effect of the liability classification (change in fair value of derivative warrant liability is reversed as a numerator adjustment). Potentially dilutive weighted average shares of 1,071,315 are included in the denominator.

The Company's unaudited condensed statement of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income (loss) per share. Net income per share, basic and diluted for Class A common stock is calculated by dividing the investment income earned on the Trust Account, net of applicable income and franchise taxes and available working capital allowance which resulted in $0 for the three months ended March 31, 2021. Net income per share, basic and diluted for Class B common stock, for the three months ended March 31, 2021, is calculated by dividing the net income of $9,301,650, adding back the change in the fair value of the derivative warrant liabilities of $10,894,142, for a net loss of $1,592,492, less the income attributable to Class A common stock of $0, by the weighted average number of shares of Class B common stock outstanding for the period and the potentially dilutive shares from the assuming exercise of nonredeemable warrants.

Net Loss Per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 5,791,667 shares of Class A common stock in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per share is the same as basic earnings per share for the period presented.

The Company’s statement of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income per share. Net loss per share, basic and diluted for Class A common stock is calculated by dividing the investment income earned on the Trust Account, net of applicable income and franchise taxes and available working capital allowance which resulted in $0 for the period from May 8, 2020 (inception) to December 31, 2020, by the weighted average number of shares of Class A common stock outstanding for the period. Net loss per share, basic and diluted for Class B common stock is calculated by dividing the net loss of approximately $21,510,741, less the income attributable to Class A common stock of $0, by the weighted average number of shares of Class B common stock outstanding for the period.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, "Income Taxes." Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the unaudited condensed financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of March 31, 2021, the Company had a deferred tax asset of approximately $334,000, which had a full valuation allowance recorded against it.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of March 31, 2021 and December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the FASB issued Accounting Standard Update (the "ASU") No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company early adopted the ASU on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

The Company's management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying unaudited condensed financial statements.

Recent Accounting Pronouncements

The Company's management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.